Investments in associates - Summary of Transactions Between the Group and its Associates (Details) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Sales to related parties	$ 2,261	$ 4,210	$ 5,302
Related party receivable	216	765	1,058
Purchases of goods, related party	11,613	8,873	11,619
Related party payables	$ 1,681	$ 2,000	$ 2,026